Warrants (Details) - Schedule of stock warrants using the black-scholes-merton option pricing model - SoundHound, Inc. [Member]	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Warrants (Details) - Schedule of stock warrants using the black-scholes-merton option pricing model [Line Items]
Expected dividend rate	0.00%	0.00%	0.00%		0.00%
Risk free interest rate	0.64%	1.11%	0.93%		1.58%
Expected volatility	44.00%	42.00%	43.00%		43.00%
Expected term (years)	5 years 11 months 1 day	6 years 3 days	5 years 8 months 26 days		6 years 10 days
April 2013 Series C Redeemable Convertible Preferred Stock [Member]
Warrants (Details) - Schedule of stock warrants using the black-scholes-merton option pricing model [Line Items]
Expected dividend rate				0.00%
Risk free interest rate				0.14%
Expected volatility				48.00%
Expected term (years)				2 years 1 month 28 days
November 2013 Series C Redeemable Convertible Preferred [Member]
Warrants (Details) - Schedule of stock warrants using the black-scholes-merton option pricing model [Line Items]
Expected dividend rate				0.00%
Risk free interest rate				0.16%
Expected volatility				47.00%
Expected term (years)				2 years 10 months 13 days
Series B Preferred Stock [Member]
Warrants (Details) - Schedule of stock warrants using the black-scholes-merton option pricing model [Line Items]
Expected dividend rate			0.00%	0.00%	0.00%
Risk free interest rate			0.11%	0.11%	1.58%
Expected volatility			41.00%	41.00%	42.00%
Expected term (years)			4 months 9 days	4 months 9 days	1 year 3 months